Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued promotion and marketing expenses and agency rebate payable	$ 66,325,090	$ 45,623,926
Other accrued expenses	5,027,684	4,152,385
Other taxes payable	33,859,333	25,587,764
Advance from customers	31,442,821	26,292,405
Accrued employee payroll and welfare	9,359,197	5,492,293
Payables related to acquisitions	6,478,092	4,920,493
Withholding individual PRC income tax	1,155,464	1,155,464
Accrual for litigations (see Note 20)	2,000,000
Payables related to share repurchase	5,962,521	2,996,074
Amount due to noncontrolling interest shareholders	5,475,408
Others	6,667,916	5,542,718
Total	$ 173,753,526	$ 121,763,522